Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA FUNDS TRUST
Voya Strategic Income Opportunities Fund
(the “Fund”)
Supplement dated October 11, 2024
to the Fund’s Class A, Class C, Class I, Class R, Class R6, and Class W Shares’
Prospectus, dated July 31, 2024, as supplemented
(the “Prospectus”)
Effective immediately, the Prospectus is revised as follows:
1.All references to the “MSCI All Country World IndexSM”, “MSCI ACWI”, and “MSCI” are deleted in their entirety.
2.The table in the sub-section of the Prospectus entitled “Performance Information – Average Annual Total Returns” in the Fund’s Summary Section is deleted in its entirety and replaced with the following:
Average Annual Total Returns %
(for the periods ended December 31, 2023)
		1 Yr	5 Yrs	10 Yrs	Since	Inception
					Inception	Date
Class A before taxes	%	5.11	1.65	2.61	N/A	11/2/2012
After tax on distributions	%	3.04	0.09	1.16	N/A
After tax on distributions	%	2.98	0.59	1.36	N/A
with sale
Bloomberg U.S.	%	5.53	1.10	1.81	N/A
Aggregate Index1,2
ICE BofA U.S. Dollar 3-%		5.12	2.02	1.44	N/A
Month Deposit Offered
Rate Constant Maturity
Index2
Bloomberg U.S.	%	6.17	1.44	2.08	N/A
Universal Bond Index2
Class C before taxes	%	6.07	1.38	2.24	N/A	11/2/2012
Bloomberg U.S.	%	5.53	1.10	1.81	N/A
Aggregate Index1,2
ICE BofA U.S. Dollar 3-%		5.12	2.02	1.44	N/A
Month Deposit Offered
Rate Constant Maturity
Index2
Bloomberg U.S.	%	6.17	1.44	2.08	N/A
Universal Bond Index2
Class I before taxes	%	8.08	2.38	3.19	N/A	11/2/2012
Bloomberg U.S.	%	5.53	1.10	1.81	N/A
Aggregate Index1,2
ICE BofA U.S. Dollar 3-%		5.12	2.02	1.44	N/A
Month Deposit Offered
Rate Constant Maturity
Index2
		1 Yr	5 Yrs	10 Yrs	Since	Inception
					Inception	Date
Bloomberg U.S.	%	6.17	1.44	2.08	N/A
Universal Bond Index2
Class R before taxes	%	7.58	1.88	2.57	N/A	11/2/2012
Bloomberg U.S.	%	5.53	1.10	1.81	N/A
Aggregate Index1,2
ICE BofA U.S. Dollar 3-%		5.12	2.02	1.44	N/A
Month Deposit Offered
Rate Constant Maturity
Index2
Bloomberg U.S.	%	6.17	1.44	2.08	N/A
Universal Bond Index2
Class R6 before taxes	%	8.16	2.44	3.21	N/A	10/23/2015
Bloomberg U.S.	%	5.53	1.10	1.81	N/A
Aggregate Index1,2
ICE BofA U.S. Dollar 3-%		5.12	2.02	1.44	N/A
Month Deposit Offered
Rate Constant Maturity
Index2
Bloomberg U.S.	%	6.17	1.44	2.08	N/A
Universal Bond Index2
Class W before taxes	%	8.10	2.38	3.05	N/A	11/2/2012
Bloomberg U.S.	%	5.53	1.10	1.81	N/A
Aggregate Index1,2
ICE BofA U.S. Dollar 3-%		5.12	2.02	1.44	N/A
Month Deposit Offered
Rate Constant Maturity
Index2
Bloomberg U.S.	%	6.17	1.44	2.08	N/A
Universal Bond Index2
1Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index as an additional benchmark that the Investment Adviser believes more closely reflects the Fund’s principal investment strategies.
2The index returns do not reflect deductions for fees, expenses, or taxes.

Voya Strategic Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA FUNDS TRUST
Voya Strategic Income Opportunities Fund
(the “Fund”)
Supplement dated October 11, 2024
to the Fund’s Class A, Class C, Class I, Class R, Class R6, and Class W Shares’
Prospectus, dated July 31, 2024, as supplemented
(the “Prospectus”)
Effective immediately, the Prospectus is revised as follows:
1.All references to the “MSCI All Country World IndexSM”, “MSCI ACWI”, and “MSCI” are deleted in their entirety.
2.The table in the sub-section of the Prospectus entitled “Performance Information – Average Annual Total Returns” in the Fund’s Summary Section is deleted in its entirety and replaced with the following:
Average Annual Total Returns %
(for the periods ended December 31, 2023)
		1 Yr	5 Yrs	10 Yrs	Since	Inception
					Inception	Date
Class A before taxes	%	5.11	1.65	2.61	N/A	11/2/2012
After tax on distributions	%	3.04	0.09	1.16	N/A
After tax on distributions	%	2.98	0.59	1.36	N/A
with sale
Bloomberg U.S.	%	5.53	1.10	1.81	N/A
Aggregate Index1,2
ICE BofA U.S. Dollar 3-%		5.12	2.02	1.44	N/A
Month Deposit Offered
Rate Constant Maturity
Index2
Bloomberg U.S.	%	6.17	1.44	2.08	N/A
Universal Bond Index2
Class C before taxes	%	6.07	1.38	2.24	N/A	11/2/2012
Bloomberg U.S.	%	5.53	1.10	1.81	N/A
Aggregate Index1,2
ICE BofA U.S. Dollar 3-%		5.12	2.02	1.44	N/A
Month Deposit Offered
Rate Constant Maturity
Index2
Bloomberg U.S.	%	6.17	1.44	2.08	N/A
Universal Bond Index2
Class I before taxes	%	8.08	2.38	3.19	N/A	11/2/2012
Bloomberg U.S.	%	5.53	1.10	1.81	N/A
Aggregate Index1,2
ICE BofA U.S. Dollar 3-%		5.12	2.02	1.44	N/A
Month Deposit Offered
Rate Constant Maturity
Index2
		1 Yr	5 Yrs	10 Yrs	Since	Inception
					Inception	Date
Bloomberg U.S.	%	6.17	1.44	2.08	N/A
Universal Bond Index2
Class R before taxes	%	7.58	1.88	2.57	N/A	11/2/2012
Bloomberg U.S.	%	5.53	1.10	1.81	N/A
Aggregate Index1,2
ICE BofA U.S. Dollar 3-%		5.12	2.02	1.44	N/A
Month Deposit Offered
Rate Constant Maturity
Index2
Bloomberg U.S.	%	6.17	1.44	2.08	N/A
Universal Bond Index2
Class R6 before taxes	%	8.16	2.44	3.21	N/A	10/23/2015
Bloomberg U.S.	%	5.53	1.10	1.81	N/A
Aggregate Index1,2
ICE BofA U.S. Dollar 3-%		5.12	2.02	1.44	N/A
Month Deposit Offered
Rate Constant Maturity
Index2
Bloomberg U.S.	%	6.17	1.44	2.08	N/A
Universal Bond Index2
Class W before taxes	%	8.10	2.38	3.05	N/A	11/2/2012
Bloomberg U.S.	%	5.53	1.10	1.81	N/A
Aggregate Index1,2
ICE BofA U.S. Dollar 3-%		5.12	2.02	1.44	N/A
Month Deposit Offered
Rate Constant Maturity
Index2
Bloomberg U.S.	%	6.17	1.44	2.08	N/A
Universal Bond Index2
1Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index as an additional benchmark that the Investment Adviser believes more closely reflects the Fund’s principal investment strategies.
2The index returns do not reflect deductions for fees, expenses, or taxes.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns %(for the periods ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index as an additional benchmark that the Investment Adviser believes more closely reflects the Fund’s principal investment strategies.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Voya Strategic Income Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.11%
5 Yrs	rr_AverageAnnualReturnYear05	1.65%
10 Yrs	rr_AverageAnnualReturnYear10	2.61%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2012
Voya Strategic Income Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.07%
5 Yrs	rr_AverageAnnualReturnYear05	1.38%
10 Yrs	rr_AverageAnnualReturnYear10	2.24%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2012
Voya Strategic Income Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	8.08%
5 Yrs	rr_AverageAnnualReturnYear05	2.38%
10 Yrs	rr_AverageAnnualReturnYear10	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2012
Voya Strategic Income Opportunities Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.58%
5 Yrs	rr_AverageAnnualReturnYear05	1.88%
10 Yrs	rr_AverageAnnualReturnYear10	2.57%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2012
Voya Strategic Income Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	8.16%
5 Yrs	rr_AverageAnnualReturnYear05	2.44%
10 Yrs	rr_AverageAnnualReturnYear10	3.21%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 23, 2015
Voya Strategic Income Opportunities Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	8.10%
5 Yrs	rr_AverageAnnualReturnYear05	2.38%
10 Yrs	rr_AverageAnnualReturnYear10	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2012
Voya Strategic Income Opportunities Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	3.04%
5 Yrs	rr_AverageAnnualReturnYear05	0.09%
10 Yrs	rr_AverageAnnualReturnYear10	1.16%
Since Inception	rr_AverageAnnualReturnSinceInception
Voya Strategic Income Opportunities Fund | After tax on distributions with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.98%
5 Yrs	rr_AverageAnnualReturnYear05	0.59%
10 Yrs	rr_AverageAnnualReturnYear10	1.36%
Since Inception	rr_AverageAnnualReturnSinceInception
Voya Strategic Income Opportunities Fund | Bloomberg U.S. Aggregate Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.53%	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05	1.10%	[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10	1.81%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[1],[2]
Voya Strategic Income Opportunities Fund | Bloomberg U.S. Aggregate Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.53%	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05	1.10%	[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10	1.81%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[1],[2]
Voya Strategic Income Opportunities Fund | Bloomberg U.S. Aggregate Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.53%	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05	1.10%	[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10	1.81%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[1],[2]
Voya Strategic Income Opportunities Fund | Bloomberg U.S. Aggregate Index | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.53%	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05	1.10%	[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10	1.81%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[1],[2]
Voya Strategic Income Opportunities Fund | Bloomberg U.S. Aggregate Index | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.53%	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05	1.10%	[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10	1.81%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[1],[2]
Voya Strategic Income Opportunities Fund | Bloomberg U.S. Aggregate Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.53%	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05	1.10%	[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10	1.81%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[1],[2]
Voya Strategic Income Opportunities Fund | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.12%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	2.02%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	1.44%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Voya Strategic Income Opportunities Fund | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.12%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	2.02%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	1.44%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Voya Strategic Income Opportunities Fund | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.12%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	2.02%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	1.44%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Voya Strategic Income Opportunities Fund | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.12%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	2.02%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	1.44%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Voya Strategic Income Opportunities Fund | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.12%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	2.02%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	1.44%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Voya Strategic Income Opportunities Fund | ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.12%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	2.02%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	1.44%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Voya Strategic Income Opportunities Fund | Bloomberg U.S. Universal Bond Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.17%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	1.44%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	2.08%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Voya Strategic Income Opportunities Fund | Bloomberg U.S. Universal Bond Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.17%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	1.44%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	2.08%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Voya Strategic Income Opportunities Fund | Bloomberg U.S. Universal Bond Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.17%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	1.44%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	2.08%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Voya Strategic Income Opportunities Fund | Bloomberg U.S. Universal Bond Index | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.17%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	1.44%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	2.08%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Voya Strategic Income Opportunities Fund | Bloomberg U.S. Universal Bond Index | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.17%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	1.44%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	2.08%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Voya Strategic Income Opportunities Fund | Bloomberg U.S. Universal Bond Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.17%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	1.44%	[2]
10 Yrs	rr_AverageAnnualReturnYear10	2.08%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]

[1]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index as an additional benchmark that the Investment Adviser believes more closely reflects the Fund’s principal investment strategies.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.